COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES
Payment guarantees on the financial debt of various foreign financial services subsidiaries	$ 261,085	$ 243,235
Term of the guarantee in addition to term of the facility	P365D
Total credit limit	$ 6,426,349
Utilized	$ 3,865,974